20. Income Taxes (Details - Deferred income taxes) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forwards	$ 78,319	$ 77,101
Temporary differences due to accrued warranty costs	138	467
Investment in subsidiaries	4,459	3,670
Credits	16	16
Allowance for bad debts	1,545	1,502
Fair value adjustment arising from subsidiaries acquisition	29	806
Stock compensation	820	858
Unrealized loss on derivatives	5,109	5,095
Unrealized investment loss	5,390	5,409
Impairment of property, plant and equipment, and project assets	541	1,464
Other temporary differences	6,841	3,646
Valuation allowance	(102,125)	(99,976)
Total deferred tax assets	82	58
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(3,966)	(3,227)
Other	0	(279)
Total deferred tax liabilities	(3,966)	(3,506)
Net deferred tax liabilities	$ (3,884)	$ (3,448)